Related party transactions	12 Months Ended
Sep. 30, 2020
Related party transactions
Related party transactions

Note 10 — Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by Mr. Zhengyu Wang, the Chairman of Board of Directors of the Company

Provides a guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company; provides the real property and land use right as additional security for a bank loan.

Zhejiang Tantech Bamboo Technology Co., Ltd.	Under common control of Mr. Zhengyu Wang and Ms. Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company; provide the real property and land use right as additional security for the Company’s short-term bank loan.
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang	Purchase from the Company
Zhejiang Forasen Asset Management Co., Ltd.	Controlled by Zhengyu Wang and CEO Yefang Zhang
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
Yefang Zhang	CEO of the Company	Provided a working capital loan; provides a guarantee for the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors of the Company	Provides a guarantee for the Company’s bank loans
Xinyang Wang	Shareholder of Nongyuan Network	Provide the real property and land use right as additional security for the issuance of bank acceptance notes by Nongyuan Network

Due to related parties consisted of the following:

	September 30,	September 30,
	2020	2018
Yefang Zhang	$1,714,811	$2,652,882
Zhejiang Tantech Bamboo Technology Co., Ltd.	1,459	—
Total	$1,716,270	$2,652,882

As of September 30, 2020 and 2019, the balance of due to related parties mainly consisted of advances from the Company’s principal shareholder for working capital purposes during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

Sales to related parties

The Company periodically sells merchandise to its affiliates during the ordinary course of business. For the years ended September 30, 2020, 2019 and 2018, the Company recorded sales to related parties of $7,200,  $16,323 and $155,418, respectively.

Operating lease from related parties

In October 2009, the Company entered into a lease agreement with Forasen Group for leasing the factory building. The lease term was 10 years with monthly rent of RMB22,400 (equivalent of $3,293). The lease agreement was renewed in October 2019 for another 10 years with the same monthly rent. This lease agreement was terminated  on July 31, 2020.

In July 2020, the Company entered into a lease agreement with Zhejiang Tantech Bamboo Technology Co., Ltd. for leasing the factory building. The lease term is 10 years with annual rent of RMB459,360 (equivalent of $67,526).

In August 2020, the Company entered into a one year lease agreement with Forasen Group for leasing a processing facility, with monthly rent of RMB 9,200 (equivalent of $1,313).

Sublease to a related party

In August 2020, the Company entered into a sublease agreement with Hangzhou Forasen Technology Co., Ltd to sublease its office space. The lease term is two years with annual rent of RMB283,258 (equivalent of $41,639).

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term bank loans (see Note 7). The Company’s related parties also pledged their properties as collaterals to safeguard the Company’s short-term bank loans (see Note 7) and bank acceptance notes (see Note 9).